Earnings Per Common Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings and Dividends Per Common Share

Note 24: Earnings and Dividends Per Common Share
Table 24.1 shows earnings per common share and diluted earnings per common share and reconciles the numerator and denominator of both earnings per common share calculations.
See the Consolidated Statement of Changes in Equity and Note 19 (Common Stock and Stock Plans) for information about stock and options activity.

Table 24.1: Earnings Per Common Share Calculations

		Year ended December 31,
	(in millions, except per share amounts)	2021	2020	2019
	Wells Fargo net income (1)	$21,548	3,377	19,715
	Less: Preferred stock dividends and other (2)	1,292	1,591	1,612
	Wells Fargo net income applicable to common stock (numerator) (1)	$20,256	1,786	18,103
	Earnings per common share
	Average common shares outstanding (denominator)	4,061.9	4,118.0	4,393.1
	Per share	$4.99	0.43	4.12
	Diluted earnings per common share
	Average common shares outstanding	4,061.9	4,118.0	4,393.1
Add:	Stock options (3)	—	—	0.8
	Restricted share rights (3)	34.3	16.2	31.5
	Diluted average common shares outstanding (denominator)	4,096.2	4,134.2	4,425.4
	Per share	$4.95	0.43	4.09
(1)In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(2)The years ended December 31, 2021, 2020 and 2019, balance includes $87 million, $301 million and $220 million, respectively, from the elimination of discounts or issuance costs associated with redemptions of preferred stock.
(3)Calculated using the treasury stock method.
Table 24.2 presents the outstanding securities that were anti-dilutive and therefore not included in the calculation of diluted earnings per common share.
Table 24.2: Outstanding Anti-Dilutive Securities

	Weighted-average shares
	Year ended December 31,
(in millions)	2021	2020	2019
Convertible Preferred Stock, Series L (1)	25.3	25.3	25.3
Restricted share rights (2)	0.2	1.1	—
(1)    Calculated using the if-converted method.
(2)    Calculated using the treasury stock method.
Table 24.3 presents dividends declared per common share.
Table 24.3: Dividends Declared Per Common Share

	Year ended December 31,
	2021	2020	2019
Per common share	$0.60	1.22	1.92